Income taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
The provision for income taxes in the consolidated statements of operations represents an effective tax rate different than the Canadian enacted statutory rate of 26.5% (2019 - 26.5%). The differences are as follows:

	2020	2019
Expected income tax expense at Canadian statutory rate	$209,989	$147,093
Increase (decrease) resulting from:
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	(27,082)	(27,703)
Adjustments from investments carried at fair value	(87,058)	(60,730)
Non-controlling interests share of income	18,243	16,991
Non-deductible acquisition costs	3,223	2,500
Tax credits	(40,185)	(9,332)
Adjustment relating to prior periods	(4,228)	(1,240)
Amortization and settlement of excess deferred income tax	(12,392)	(2,554)
Other	4,073	5,092
Income tax expense	$64,583	$70,117

On April 8, 2020, the IRS issued final regulations with respect to rules regarding certain Hybrid arrangements as a result of U.S. Tax Reform. As a result of the final regulations, the Company has recorded a one-time income tax expense of $9,300 to reverse the benefit of the deductions taken in the prior year.
For the years ended December 31, 2020 and 2019, earnings before income taxes consist of the following:

	2020	2019
Canada (1)	$626,980	$351,908
U.S.	165,431	203,159
	$792,411	$555,067
(1) Inclusive of fair value gain (loss) on investments carried at fair value (note 8)

Income tax expense (recovery) attributable to income (loss) consists of:

	Current	Deferred	Total
Year ended December 31, 2020
Canada	$6,336	$61,440	$67,776
United States	(1,448)	(1,745)	(3,193)
	$4,888	$59,695	$64,583
Year ended December 31, 2019
Canada	$6,695	$17,607	$24,302
United States	9,736	36,079	45,815
	$16,431	$53,686	$70,117
18.Income taxes (continued)
The tax effect of temporary differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2020 and 2019 are presented below:

	2020	2019
Deferred tax assets:
Non-capital loss, investment tax credits, currently non-deductible interest expenses, and financing costs	$531,353	$382,448
Pension and OPEB	66,826	54,113
Environmental obligation	16,145	15,541
Regulatory liabilities	168,054	160,200
Other	65,787	59,103
Total deferred income tax assets	$848,165	$671,405
Less: valuation allowance	(29,824)	(29,447)
Total deferred tax assets	$818,341	$641,958
Deferred tax liabilities:
Property, plant and equipment	$733,211	$707,185
Outside basis differentials	406,429	235,063
Regulatory accounts	212,937	145,852
Other	12,528	14,811
Total deferred tax liabilities	$1,365,105	$1,102,911
Net deferred tax liabilities	$(546,764)	$(460,953)
Consolidated balance sheets classification:
Deferred tax assets	$21,880	$30,585
Deferred tax liabilities	(568,644)	(491,538)
Net deferred tax liabilities	$(546,764)	$(460,953)
The valuation allowance for deferred tax assets as at December 31, 2020 was $29,824 (2019 - $29,447). The valuation allowance primarily relates to operating losses that, in the judgment of management, are not more likely than not to be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carryforward periods), projected future taxable income, and tax-planning strategies in making this assessment.
As of December 31, 2020, the Company had non-capital losses carried forward and tax credits available to reduce future years' taxable income, which expire as follows:

Non-capital loss carryforward and credits	2021-2026	2027+	Total
Canada	$58	$552,506	$552,564
US	13,427	912,589	926,016
Total non-capital loss carryforward	$13,485	$1,465,095	$1,478,580
Tax credits	$3,624	$72,849	$76,473
The Company has provided for deferred income taxes for the estimated tax cost of distributed earnings of certain of its subsidiaries. Deferred income taxes have not been provided on approximately $504,149 of undistributed earnings of certain foreign subsidiaries, as the Company has concluded that such earnings are indefinitely reinvested and should not give rise to additional tax liabilities. A determination of the amount of the unrecognized tax liability relating to the remittance of such undistributed earnings is not practicable.